Loan and lease operations	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Loan and lease operations
Note 10 - Loan and lease operations

a)	Composition of loans and lease operations portfolio
Below is the composition of the carrying amount of loan operations and lease operations by type, sector of debtor, maturity and concentration:

Loans and lease operations by type	12/31/2021	12/31/2020
Individuals	332,536	255,483
Credit card	112,809	87,073
Personal loan	42,235	35,346
Payroll loans	63,416	55,508
Vehicles	29,621	23,290
Mortgage loans	84,455	54,266
Corporate	135,034	134,521
Micro / small and medium companies	149,970	121,955
Foreign loans - Latin America	205,050	202,145

Total loans and lease operations	822,590	714,104

Provision for Expected Loss (1)	(44,316)	(48,322)

Total loans and lease operations, net of Expected Credit Loss	778,274	665,782

(1)	Comprises Expected Credit Loss for Financial Guarantees Pledged R$ (767) (R$ (907) at 12/31/2020) and Loan commitments R$ (4,433) (R$ (3,485) at 12/31/2020).

By maturity	12/31/2021	12/31/2020
Overdue as from 1 day	20,960	18,683
Falling due up to 3 months	211,329	172,497
Falling due from 3 months to 12 months	205,119	181,033
Falling due after 1 year	385,182	341,891

Total loans and lease operations	822,590	714,104

By concentration	12/31/2021	12/31/2020
Largest debtor	6,414	7,243
10 largest debtors	33,694	37,863
20 largest debtors	49,541	54,812
50 largest debtors	79,403	83,438
100 largest debtors	111,116	112,333
The breakdown of the loans and lease operations portfolio by debtor’s industry is described in Note 32, item 1.4.1 - By business sector.

b)	Gross Carrying Amount (Loan Portfolio)
Reconciliation of gross portfolio of loans and lease operations, segregated by stages:

Stage 1	Balance at 12/31/2020	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance 12/31/2021
Individuals	199,158	(30,578)	(1,663)	12,788	—	—	90,666	270,371
Corporate	123,665	(865)	(109)	1,338	43	—	4,447	128,519
Micro / Small and medium companies	96,784	(14,019)	(960)	9,630	146	—	32,974	124,555
Foreign loans - Latin America	167,601	(8,527)	(929)	5,794	468	—	14,312	178,719

Total	587,208	(53,989)	(3,661)	29,550	657	—	142,399	702,164

Stage 2	Balance at 12/31/2020	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance 12/31/2021
Individuals	30,793	(12,788)	(7,207)	30,578	1,141	—	(4,349)	38,168
Corporate	2,793	(1,338)	(182)	865	20	—	(558)	1,600
Micro / Small and medium companies	15,965	(9,630)	(2,867)	14,019	742	—	(1,480)	16,749
Foreign loans - Latin America	16,692	(5,794)	(3,630)	8,527	959	—	(3,365)	13,389

Total	66,243	(29,550)	(13,886)	53,989	2,862	—	(9,752)	69,906

Stage 3	Balance at 12/31/2020	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Derecognition	Acquisition / (Settlement)	Closing balance 12/31/2021
Individuals	25,532	—	(1,141)	1,663	7,207	(10,309)	1,045	23,997
Corporate	8,063	(43)	(20)	109	182	(310)	(3,066)	4,915
Micro / Small and medium companies	9,206	(146)	(742)	960	2,867	(2,354)	(1,125)	8,666
Foreign loans - Latin America	17,852	(468)	(959)	929	3,630	(5,034)	(3,008)	12,942

Total	60,653	(657)	(2,862)	3,661	13,886	(18,007)	(6,154)	50,520

Consolidated 3 Stages	Balance at 12/31/2020	Derecognition	Acquisition / (Settlement)	Closing balance 12/31/2021
Individuals	255,483	(10,309)	87,362	332,536
Corporate	134,521	(310)	823	135,034
Micro / Small and medium companies	121,955	(2,354)	30,369	149,970
Foreign loans - Latin America	202,145	(5,034)	7,939	205,050

Total (2)	714,104	(18,007)	126,493	822,590

(1)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.
(2)	Comprises R$ 29,875 pegged to Libor.
Reconciliation of gross portfolio of loan and lease operations, segregated by stages:

Stage 1	Balance at 12/31/2019	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance 12/31/2020
Individuals	199,907	(32,363)	(1,779)	10,186	38	—	23,169	199,158
Corporate	91,448	(2,822)	(82)	996	299	—	33,826	123,665
Micro / Small and medium companies	77,722	(14,370)	(1,501)	4,827	875	—	29,231	96,784
Foreign loans - Latin America	132,812	(12,793)	(2,456)	3,229	47	—	46,762	167,601

Total	501,889	(62,348)	(5,818)	19,238	1,259	—	132,988	587,208

Stage 2	Balance at 12/31/2019	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance 12/31/2020
Individuals	19,070	(10,186)	(7,158)	32,363	964	—	(4,260)	30,793
Corporate	911	(996)	(370)	2,822	51	—	375	2,793
Micro / Small and medium companies	7,225	(4,827)	(2,193)	14,370	483	—	907	15,965
Foreign loans - Latin America	14,714	(3,229)	(11,998)	12,793	834	—	3,578	16,692

Total	41,920	(19,238)	(21,719)	62,348	2,332	—	600	66,243

Stage 3	Balance at 12/31/2019	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Derecognition	Acquisition / (Settlement)	Closing balance 12/31/2020
Individuals	21,513	(38)	(964)	1,779	7,158	(11,764)	7,848	25,532
Corporate	8,430	(299)	(51)	82	370	570	(1,039)	8,063
Micro / Small and medium companies	5,786	(875)	(483)	1,501	2,193	(1,836)	2,920	9,206
Foreign loans - Latin America	6,253	(47)	(834)	2,456	11,998	(608)	(1,366)	17,852

Total	41,982	(1,259)	(2,332)	5,818	21,719	(13,638)	8,363	60,653

Consolidated 3 Stages	Balance at 12/31/2019	Derecognition	Acquisition / (Settlement)	Closing balance 12/31/2020
Individuals	240,490	(11,764)	26,757	255,483
Corporate	100,789	570	33,162	134,521
Micro / Small and medium companies	90,733	(1,836)	33,058	121,955
Foreign loans - Latin America	153,779	(608)	48,974	202,145

Total (2)	585,791	(13,638)	141,951	714,104

(1)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.
(2)	Comprises R$ 40,454 pegged to Libor.
Modification of financial assets
In the period, financial assets were modified in stages 2 and stage 3 which net of allowance for expected loan losses was R$ 10,330 (R$ 9,017 at 12/31/2020) before modification, giving effect on the result of R$ 5 (R$ (43) from 01/01 to 12/31/2020). At 12/31/2021, financial assets that were modified in the period and migrated to stage 1 correspond to the amount of R$ 1,330 (R$ 678 at 12/31/2020).

c)	Expected credit loss
Reconciliation of expected credit loss of loans and lease operations, segregated by stages:

Stage 1	Balance at 12/31/2020	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	Derecognition	(Increase) / Reversal	Closing balance 12/31/2021
Individuals	(5,403)	1,435	203	(579)	—	—	(2,507)	(6,851)
Corporate	(740)	36	8	(132)	(2)	—	417	(413)
Micro / Small and medium companies	(1,273)	592	64	(464)	(51)	—	(680)	(1,812)
Foreign loans - Latin America	(2,389)	226	12	(179)	(46)	—	3	(2,373)

Total	(9,805)	2,289	287	(1,354)	(99)	—	(2,767)	(11,449)

Stage 2	Balance at 12/31/2020	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Derecognition	(Increase) / Reversal	Closing balance 12/31/2021
Individuals	(3,255)	579	2,639	(1,435)	(79)	—	(2,950)	(4,501)
Corporate	(1,261)	132	32	(36)	(6)	—	274	(865)
Micro / Small and medium companies	(1,337)	464	685	(592)	(112)	—	(664)	(1,556)
Foreign loans - Latin America	(2,029)	179	867	(226)	(284)	—	140	(1,353)

Total	(7,882)	1,354	4,223	(2,289)	(481)	—	(3,200)	(8,275)

Stage 3	Balance at 12/31/2020	Cure to Stagee 1	Cure to Stag 2	Transfer from Stage 1	Transfer from Stage 2	Derecognition	(Increase) / Reversal	Closing balance 12/31/2021
Individuals	(12,472)	—	79	(203)	(2,639)	10,309	(7,942)	(12,868)
Corporate	(5,952)	2	6	(8)	(32)	310	2,145	(3,529)
Micro / Small and medium companies	(3,759)	51	112	(64)	(685)	2,354	(2,032)	(4,023)
Foreign loans - Latin America	(8,452)	46	284	(12)	(867)	5,034	(205)	(4,172)

Total	(30,635)	99	481	(287)	(4,223)	18,007	(8,034)	(24,592)

Consolidated 3 Stages	Balance at 12/31/2020	Derecognition	(Increase) / Reversal	Closing balance at 12/31/2021 (2)
Individuals	(21,130)	10,309	(13,399)	(24,220)
Corporate	(7,953)	310	2,836	(4,807)
Micro / Small and medium companies	(6,369)	2,354	(3,376)	(7,391)
Foreign loans - Latin America	(12,870)	5,034	(62)	(7,898)

Total	(48,322)	18,007	(14,001)	(44,316)

(1)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.
(2)	Comprises Expected Credit Loss for Financial Guarantees R$ (767) (R$ (907) at 12/31/2020) and Loan Commitments R$ (4,433) (R$ (3,485) at 12/31/2020).
Reconciliation of expected credit loss of loans and lease operations, segregated by stages:

Stage 1	Balance at 12/31/2019	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	Derecognition	(Increase) / Reversal	Closing balance 12/31/2020
Individuals	(5,215)	1,541	197	(525)	—	—	(1,401)	(5,403)
Corporate	(506)	205	3	(180)	(17)	—	(245)	(740)
Micro / Small and medium companies	(1,092)	698	90	(306)	(41)	—	(622)	(1,273)
Foreign loans - Latin America	(1,353)	275	513	(104)	(12)	—	(1,708)	(2,389)

Total	(8,166)	2,719	803	(1,115)	(70)	—	(3,976)	(9,805)

Stage 2	Balance at 12/31/2019	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Derecognition	(Increase) / Reversal	Closing balance 12/31/2020
Individuals	(2,811)	525	2,872	(1,541)	(69)	—	(2,231)	(3,255)
Corporate	(91)	180	63	(205)	(9)	—	(1,199)	(1,261)
Micro / Small and medium companies	(890)	306	550	(698)	(92)	—	(513)	(1,337)
Foreign loans - Latin America	(2,765)	104	2,084	(275)	(218)	—	(959)	(2,029)

Total	(6,557)	1,115	5,569	(2,719)	(388)	—	(4,902)	(7,882)

Stage 3	Balance at 12/31/2019	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Derecognition	(Increase) / Reversal	Closing balance 12/31/2020
Individuals	(11,427)	—	69	(197)	(2,872)	11,764	(9,809)	(12,472)
Corporate	(6,288)	17	9	(3)	(63)	(570)	946	(5,952)
Micro / Small and medium companies	(2,567)	41	92	(90)	(550)	1,836	(2,521)	(3,759)
Foreign loans - Latin America	(2,503)	12	218	(513)	(2,084)	608	(4,190)	(8,452)

Total	(22,785)	70	388	(803)	(5,569)	13,638	(15,574)	(30,635)

Consolidated 3 Stages	Balance at 12/31/2019	Derecognition	(Increase) / Reversal (2)	Closing balance at 12/31/2020 (3)
Individuals	(19,453)	11,764	(13,441)	(21,130)
Corporate	(6,885)	(570)	(498)	(7,953)
Micro / Small and medium companies	(4,549)	1,836	(3,656)	(6,369)
Foreign loans - Latin America	(6,621)	608	(6,857)	(12,870)

Total	(37,508)	13,638	(24,452)	(48,322)

(1)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.
(2)
The increase in the Expected Credit Loss is related to the change in the macroeconomic scenario as from the second half of March 2020 and that impacted our provisioning model for expected loss (Note 33a).

(3)	Comprises expected credit loss for Financial Guarantees R$ (907) (R$ (837) at 12/31/2019) and Loan Commitments R$ (3,485) (R$ (3,303) at 12/31/2019).

d)	Lease operations - Lessor
Finance leases aire composed of vehicles, machines, equipment and real estate in Brazil and abroad. The analysis of portfolio maturities is presented below:

	12/31/2021			12/31/2020
	Payments receivable	Future financial income	Present value	Payments receivable	Future financial income	Present value
Current	2,365	(351)	2,014	2,277	(597)	1,680
Up to 1 year	2,365	(351)	2,014	2,277	(597)	1,680
Non-current	9,342	(2,743)	6,599	10,553	(2,956)	7,597
From 1 to 2 years	1,727	(456)	1,271	1,809	(472)	1,337
From 2 to 3 years	1,394	(369)	1,025	1,424	(398)	1,026
From 3 to 4 years	1,042	(296)	746	1,153	(337)	816
From 4 to 5 years	834	(251)	583	930	(289)	641
Over 5 years	4,345	(1,371)	2,974	5,237	(1,460)	3,777

Total	11,707	(3,094)	8,613	12,830	(3,553)	9,277

Financial lease revenues are composed of:

	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Financial Income	742	645	612
Variable payments	10	40	39

Total	752	685	651

e)	Operations of securitization or transfer and acquisition of financial assets
ITAÚ UNIBANCO HOLDING carried out operations of securitization or transfer of financial assets in which there was retention of credit risks of financial assets transferred under co-obligation
covenants. Thus, these credits are still recorded in the Consolidated Balance Sheet and are represented as follows:

	12/31/2021				12/31/2020
	Assets		Liabilities (*)		Assets		Liabilities (*)
Nature of operation	Book value	Fair value	Book value	Fair value	Book value	Fair value	Book value	Fair value
Mortgage loan	235	235	235	234	349	366	347	362
Working capital	800	800	795	795	1,297	1,299	1,310	1,312

Total	1,035	1,035	1,030	1,029	1,646	1,665	1,657	1,674

(*)	Under Other liabilities.
From 01/01 to 12/31/2021 operations of transfer of financial assets with no retention of risks and benefits generated impact on the result of R$ 810, net of the Allowance for Loan Losses (R$ 309 from 01/01 to 12/31/2020).